SCHEDULE OF INVENTORY (Details) - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Accounting Policies [Abstract]
Finished Goods	$ 400,598	$ 1,509,985	$ 4,073,791
Component/Replacement Parts	2,064,041	1,712,553	2,559,848
Capitalized Duty/Freight	47,279	517,228	1,328,198
Inventory Reserve	(175,000)	(550,000)	(100,000)
Total	$ 2,336,918	$ 3,189,766	$ 7,861,837